Consolidated statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities
Receipts from Bitcoin mining activities	$ 78,423	$ 59,037	$ 7,898
Payments for electricity, suppliers and employees (inclusive of GST)	(72,183)	(32,231)	(6,400)
Total receipts (payments)	6,240	26,806	1,498
Interest received	803	4	6
Other income received	3,104	0	590
Interest paid	(4,102)	(5,253)	(333)
Net cash from operating activities	6,045	21,557	1,761
Cash flows from investing activities
Payments for property, plant and equipment net of mining hardware prepayments	(116,064)	(83,654)	(7,300)
Payments for mining hardware prepayments	0	(210,593)	(73,815)
Payments for prepayments and other assets	(7,363)	(22,038)	(250)
Repayments/(advancement) of loan proceeds	2,291	(1,870)	0
Deconsolidation of Non-Recourse SPVs	(1,214)	0	0
Proceeds from disposal of property, plant and equipment	32,488	40	2
Proceeds from release of deposits	18,395	0	0
Net cash used in investing activities	(71,467)	(318,115)	(81,363)
Cash flows from financing activities
Proceeds from hybrid financial instruments	0	107,845	105,662
Capital raising costs	(1,012)	(4,212)	0
Proceeds from mining hardware finance	0	65,200	17,084
Repayment of borrowings	(9,432)	(12,120)	(2,118)
Proceeds from IPO offering (net of underwriting fees)	0	215,331	0
Payment of borrowing transaction costs	(250)	0	(2,569)
Proceeds from committed equity facility	39,252	0	0
Repayment of lease liabilities	(318)	(6)	(34)
Net cash from financing activities	28,240	372,038	118,025
Net increase/(decrease) in cash and cash equivalents	(37,182)	75,480	38,423
Cash and cash equivalents at the beginning of the financial year	109,970	38,990	1,956
Effects of exchange rate changes on cash and cash equivalents	(3,894)	(4,500)	(1,389)
Cash and cash equivalents at the end of the financial year	$ 68,894	$ 109,970	$ 38,990